Computation of net income (loss) per common share ("EPS"), basic and diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Preferred stock dividends	$ (3,723)	$ (3,723)	$ (3,723)
Net income (loss) applicable to common stock	(317,213)	595,604	241,552
Weighted Average Number Of Shares Outstanding Basic	102,848,792	102,693,685	102,429,755
Weighted Average Number Diluted Shares Outstanding Adjustment	0	367,790	223,855
Average common shares outstanding - assuming dilution	102,848,792	103,061,475	102,653,610
Net (Loss) Income per Common Share - Basic	$ (3.08)	$ 5.80	$ 2.36
Net (Loss) Income per Common Share - Diluted	$ (3.08)	$ 5.78	$ 2.35
Segment, Continuing Operations [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Income (loss) from continuing operations	(190,510)	558,818	207,457
Net (loss) income from continuing operations - Basic	$ (1.88)	$ 5.41	$ 1.99
Net (loss) income from continuing operations - Diluted	$ (1.88)	$ 5.39	$ 1.98
Segment, Discontinued Operations [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Income Loss From Discontinued Operations Net Of Tax	$ (122,980)	$ 40,509	$ 37,818
Net (loss) income from discontinued operations - Basic	$ (1.20)	$ 0.39	$ 0.37
Net loss (income) from discontinued operations - Diluted	$ (1.20)	$ 0.39	$ 0.37